Recall Gains	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Recall gains
Recall Gains

10.                               Commitments and Contingencies

On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. We sought coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers.  On December 30, 2011, two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.’s lawsuit.  On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.’s allegations.  This action sought, among other things, a declaration of coverage as to Freedom Medical, Inc.’s suit.  On September 20, 2012, the parties settled all claims asserted in these three actions.  The settlement did not have a material effect on the financial position, results of operations, or cash flows of the Company.  On September 26, 2012, the U.S. District Court for the Eastern District of Texas dismissed the Freedom Medical, Inc. lawsuit with prejudice.  On November 5, 2012, the District Court of Hennepin County, Minnesota dismissed the carrier action with prejudice.  We expect that the Texas state court carrier action will be dismissed shortly as well.

The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company’s financial results for a particular reporting period, management believes that any such resolution would not have a material effect on the financial position, results of operations or cash flows of the Company.

As of September 30, 2012, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material effect on our financial position, results of operations or cash flows.

9. Commitments and Contingencies

        Rental expenses were approximately $10.3, $8.6 and $8.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the Company was committed under various non-cancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2012 to 2016 and thereafter of the following:

(in thousands)
2012	$6,579
2013	5,720
2014	5,205
2015	4,397
2016	3,668
Thereafter	10,778

$36,347

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period. At the time of the recall notice, we owned approximately 11,900 of the applicable infusion pumps.

        For the twelve months ended December 31, 2011, we recognized recalled equipment net gains of approximately $15.4 million of which approximately $13.7 million were non-cash gains. Non-cash gains resulted from receiving a replacement pump for a recalled pump rather than receiving a direct cash reimbursement. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. Such gains have been recognized as an offset to cost of sales in our consolidated statements of operations.

        At December 31, 2011, we owned approximately 5,900 of the applicable pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by the equipment manufacturer. During the first three quarters of 2012, we recognized recalled equipment net gains of $18.6 million (originally disclosed that we expected to recognize between $7.0 and $10.0 million).

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortious interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. While we believe these claims are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations. We have been seeking coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers. On December 30, 2011 two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.'s lawsuit. On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.'s allegations. This action seeks, among other things, a declaration of coverage as to Freedom Medical, Inc.'s suit. We are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc. ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group, pursuant to which we and Sunrise Merger Sub commenced a tender offer (the "Offer") to purchase all of the issued and outstanding shares of Emergent Group's common stock at a purchase price of $8.46 per share in cash, followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group surviving as a wholly owned subsidiary of the Company (the "Merger"). The Merger was completed on April 1, 2011. Three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs (collectively, the "Plaintiffs") in the Superior Court of the State of California in the County of Los Angeles (the "Court") against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board (collectively, the "Defendants"). One was filed on February 22, 2011 by Brian McManus, individually and on behalf of others similarly situated, a second was filed on February 28, 2011 by Bryan Lamb, individually and on behalf of others similarly situated, and the third was filed on March 2, 2011 by Leena Dave, individually and on behalf of others similarly situated. Each complaint alleges, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restricted Emergent Group's ability to negotiate with rival bidders. The complaints sought, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief.

        On March 22, 2011, the Court ordered the consolidation of the lawsuits for all purposes, and renamed the consolidated lawsuits "In re Emergent Group Inc. Shareholder Litigation". On March 24, 2011, a memorandum of understanding regarding settlement of the consolidated lawsuits (the "MOU") was agreed to by the Plaintiffs and the Defendants. Following entry of the MOU the parties entered into a definitive Settlement Agreement, subject to Court approval, that provided in exchange for the Emergent Group's amendment of its Schedule 14D-9 to include certain supplemental disclosures Plaintiffs would seek an order dismissing all actions alleging claims relating to the Merger and providing a full and final release in favor of the Defendants and their related parties from any claims that arose pursuant to or are related to the Offer or the Merger. The Defendants agreed that Emergent Group or its successor or their respective insurers will pay the Plaintiffs' attorneys' fees and expenses as are awarded by the Court not to exceed $225,000. At December 31, 2011, we have paid $75,000 and anticipate the remainder of the balance to be paid by our insurers. Notice of the proposed settlement was sent to Emergent Group common shareholders and the Court entered a final order and judgment approving the settlement on January 9, 2012, which included approval of the sum of $225,000 for the payment of Plaintiffs' attorneys' fees and expenses.

        The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company's financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

        As of December 31, 2011, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

FDA final order and transition plan relating to Baxter Healthcare Corporation recall
Recall gains
Recall Gains

18.                               Recall Gains

On July 13, 2010, the U.S. Food and Drug Administration (“FDA”) issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period.

The Company has recorded recall equipment gains, net of costs associated with retirement of the recalled pumps, in cost of sales in the medical equipment outsourcing segment. Net gains on recalled equipment for the nine months ended September 30, 2012 and 2011 were $18.6 million and $9.5 million respectively.  For the three months ended September 30, 2012 and 2011, the net gains were $3.2 million and $5.6 million respectively.